Provision For Tax, Civil And Labor Risks	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Provision For Tax, Civil And Labor Risks
22.	PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Group are involved in certain legal proceedings arising in the normal course of its business, which include civil, tax, social security, labor, business and others.

The Company's management believes that, based on the elements existing on the base date of these financial statements, the provision for tax, civil, labor, commercial and other risks is enough to cover possible losses on administrative and legal proceedings, as shown below.

22.1    Contingencies assessed as probable risk of loss

The changes in the tax, civil and labor provision and contingent liabilities are presented below:

	Tax		Civil		Labor		Business Combination	Total
	2020	2019	2020	2019	2020	2019	2020	2020	2019
Balance at the beginning of the year	127,842	163,852	30,653	32,300	61,571	65,655	-	220,066	261,807
Acquisition of subsidiary (1)	671,667	-	37,364	-	163,962	-	820,103	1,693,096	-
Additions	169,824	14,497	186,182	14,072	44,566	45,983	9,772	410,344	74,552
Reversals	(71,797)	(54,168)	(62,013)	(4,766)	(4,601)	(40,127)	(67,482)	(205,893)	(99,061)
Payments	(54,590)	(1,150)	(31,169)	(11,418)	(48,792)	(14,611)	-	(134,551)	(27,179)
Inflation adjustment	5,623	4,440	4,164	309	6,508	5,009	21,671	37,966	9,758
Exchange rate variation	83,202	371	12,525	156	27,284	(338)	13,629	136,640	189
Transfers (2)	-	-	(99,309)	-	841	-	-	(98,468)	-
Balance at the end of the year	931,771	127,842	78,397	30,653	251,339	61,571	797,693	2,059,200	220,066

Current								58,756	18,650
Non-current								2,000,444	201,416

(1)

Amounts arising from lawsuits with probability of possible and remote loss of tax nature in the amount of R$ 709,751 labor in the amount of R$ 54,728 and civil in the amount of R$ 55,624, measured and recorded at the estimated fair value resulting from the business combination with Avon, in accordance with IFRS 3 (Note 4) , additionally, the fair value of contingent liabilities includes liabilities assumed and recognized by Avon prior to the allocation of fair value, in the amount of R$ 872,993.

(2)	Balance arising from other obligations of the subsidiary Avon, related to reclassifications of processes previously recognized as contingent liabilities to other trade payable.

22.1.1     Tax

The tax contingencies and classified as probable loss, mainly involve (i) discussions about the illegality of changes in state laws to collection of ICMS, and (ii) discussions related to the exclusion of IPI charges from the income tax calculation basis, withhold income tax, as well as several lawsuits related to income tax and social contribution taxation. Part of the amount not paid is being discussed in court, and in some cases, the amounts are deposited in court, as mentioned in note 13. The tax provision also includes attorneys' fees for the sponsorship of tax proceedings, when applicable.

22.1.2     Civil, commercial and other

On December 31, 2020, the Group are parties to commercial and other civil lawsuits and procedures, mainly related to indemnity claims. Provisions are periodically reviewed based on the evolution of processes and the evolution of jurisprudence to reflect the best estimate.

a)    Talc-related disputes

The subsidiary Avon has been named a defendant in numerous personal injury lawsuits filed in U.S. courts, alleging that certain talc products the Avon sold in the past were contaminated with asbestos. Many of these actions involve a number of co-defendants from a variety of different industries, including manufacturers of cosmetics and manufacturers of other products that, unlike the Avon’s products, were designed to contain asbestos. As of December 31, 2020, there were 164 individual cases pending against the Avon. During the three months ended December 31, 2020, 31 new cases were filed, and 14 cases were dismissed, settled or otherwise resolved. The value of the settlements was not material, either individually or in the aggregate, to the Avon’s results of operations for the year ended December 31, 2020. Additional similar cases arising out of the use of the Avon’s talc products are reasonably anticipated.

We believe that the claims asserted against us in these cases are without merit. We are defending vigorously against these claims and will continue to do so. To date, the Avon has not proceeded to trial in any case filed against it and there have been no findings of liability enforceable against the Company. However, nationwide trial results in similar cases filed against other manufacturers of cosmetic talc products have ranged from outright dismissals to very large jury awards of both compensatory and punitive damages. Given the inherent uncertainties of litigation, we cannot predict the outcome of all individual cases pending against the Company, and we are only able to make a specific estimate for a small number of individual cases that have advanced to the later stages of legal proceedings.  For the remaining cases, we provide an estimate of exposure on an aggregated and ongoing basis, which takes into account the historical outcomes of all cases we have resolved to date. Any accruals currently recorded on the Avon’s balance sheet with respect to these cases are not material. However, any adverse outcomes, either in an individual case or in the aggregate, could be material. Future costs to litigate these cases, which we expense as incurred, are not known but may be significant, though some costs will be covered by insurance.[JV3][NM4]

22.1.3     Labor

The Group as of December 31, 2020 are parties to labor claims filed by former employees and service providers, mainly related to the payment of severance pay, overtime, salary premiums and monies owed as a result of join liability and discussion about the recognition of any employment relationship. None of these processes is individually relevant. Provisions are periodically reviewed based on the progress of lawsuits and history of losses on labor claims to reflect the best estimate.

22.2   Contingencies assessed as possible risk of loss

The Group have contingencies whose expectation of loss assessed by the Company's Management and supported by the legal advisors is classified as possible and, therefore, no provision has been recorded. On December 31, 2020, the contingencies classified as possible loss probability totaled R$ 9,559,550 (R$ 3,642,219 on December 31, 2019), in which R$ 797,693 (R$ 0 on December 31, 2019) were logged at the estimated fair value resulting from the business combinations with Avon Products Inc., shown in the table above.

22.2.1     Tax

The tax cases with possible losses totaling R$ 9,205,601 (R$ 3,503,392 at December 31, 2019).

Below are the most relevant tax contingencies related to the following matters:

a)

Infraction notices in which the Brazilian Federal Revenue Office requires IPI tax debts, due to the alleged non-observance of the minimum tax base, provided for in the legislation, when sales transactions destined to interdependent wholesalers. Currently, tax assessment notices are pending judgment at the administrative court level. As at December 31, 2020, the total amount under discussion is R$ 1,963,984.

b)

Lawsuits in which the industrial establishment equivalence is discussed, as provided for in the Decree nº 8.393/2015, which now requires IPI taxation of products listed in the referred legal provision in outbound transactions carried out by interdependent wholesalers. As of December 31, 2020, the total amount under discussion classified as a possible loss is R$ 1,660,532 (R$ 389,017 as at December 31, 2019).

c)

Administrative and judicial processes that discuss the illegality of changes in Federal State laws regarding the collection of ICMS and ICMS-ST. As at December 31, 2020, the total amount under discussion is R$ 1,503,657 (R$ 406,002 as of December 31, 2019).

d)

Infraction notices in which the Brazilian Federal Revenue Office requires IRPJ and CSLL tax debts to challenge the tax deductibility of the amortization of goodwill generated in the context of a corporate reorganization between related parties. Currently, the legality of the administrative decisions that rejected the motions for clarification presented to challenge the special appeals dismissed is being discussed in the courts. As at December 31, 2020, the total amount under discussion classified as a possible loss is R$ 1,396,782 (R$ 1,379,189 as at December 31, 2019).

e)

Infraction notices in which the Finance Department of the São Paulo Federal State requires the collection of ICMS-ST, which was fully collected by the recipient of the goods, the distributor. Currently, the process is pending judgment at the administrative court level. As of December 31, 2020, the total amount under discussion classified as a possible loss is R$ 529,660 (R$ 521,903 as at December 31, 2019).

f)

Infraction notices in which the Brazilian Federal Revenue Office requires IPI tax debts for disagreeing with the tax classification adopted by the Company for some products. The tax assessment notices are awaiting judgment at the administrative court level. As at December 31, 2020, the total amount in discussion classified as a possible loss is R$ 524,500 (R$ 218,204 as at December 31, 2019).

22.2.2     Civil, commercial and other

As of December 31, 2020, civil, commercial and other lawsuits with possible losses total R$ 133,302 (R$ 61,532 on December 31, 2019).

Below are the most relevant contingencies related to the following matters:

a)     Shareholder disputes

On February 14, 2019, a purported shareholder’s class action complaint (Bevinal v. Avon Products, Inc., et al., No. 19-cv-1420) was filed in the United States District Court for the Southern District of New York against the Avon and certain former officers of Avon. The complaint was subsequently amended and recaptioned "In re Avon Products, Inc. Securities Litigation". The amended complaint is brought on behalf of a purported class consisting of all purchasers or acquirers of Avon common stock between January 21, 2016 and November 1st, 2017, inclusive. The complaint asserts violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act") based on allegedly false or misleading statements and alleged market manipulation with respect to, among other things, changes made to Avon’s credit terms for Representatives in Brazil. Avon and the individual defendants filed a motion to dismiss which the court denied. During 2020, the parties reached an agreement on a settlement of this class action. The terms of settlement include releases by members of the class of claims against Avon and the individual defendants and payment of R$ 75,352 ($ 14,500). Approximately R$ 10,393 ($ 2,000) of the settlement was paid by the Avon (which represented the remaining deductible under the Avon’s applicable insurance policies) and the remainder of the settlement was paid by Avon’s insurers. On August 31, 2020, the court granted preliminary approval of the settlement, and on February 3rd, 2021, the court entered an order and judgment granting final approval of the settlement.  The time to appeal this judgment has not yet expired.

22.2.3     Labor

As of December 31, 2020, contingencies classified as possible loss, totaled R$ 220,648 (R$ 77,295 as of December 31, 2019). No lawsuit is individually significant.

22.3   Contingent assets

The updated amounts of PIS and COFINS installment refund requests calculated with the inclusion of ICMS in tax base, not recorded until December 31, 2020, amounts to R$ 133,397 (R$ 26,933 on December 31, 2019), which refers to lawsuits still under discussion.

The Group, supported by the positioning of its legal counsel, observe the IAS 37 -Provisions, Contingent Liabilities and Contingent Assets